THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 8.6%
Airbus ADR	280,000	$7,523,600
L3Harris Technologies	38,000	9,118,860
Raytheon Technologies	96,000	8,948,160

		25,590,620

AIR FREIGHT & LOGISTICS — 3.4%
United Parcel Service, Cl B	52,000	10,134,280

BANKS — 3.0%
JPMorgan Chase	76,000	8,767,360

BEVERAGES — 3.5%
Constellation Brands, Cl A	42,000	10,345,020

CAPITAL MARKETS — 10.1%
Charles Schwab	92,000	6,352,600
Goldman Sachs Group	20,000	6,667,800
Intercontinental Exchange	90,000	9,179,100
KKR, Cl A	145,000	8,041,700

		30,241,200

CHEMICALS — 2.8%
Corteva	147,000	8,459,850

COMMUNICATION EQUIPMENT — 3.2%
Motorola Solutions	40,000	9,543,600

CONSUMER FINANCE — 1.9%
American Express	37,000	5,698,740

ELECTRIC UTILITIES — 2.0%
American Electric Power	62,000	6,110,720

ELECTRICAL EQUIPMENT — 2.0%
Rockwell Automation	23,000	5,871,440

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.0%
TE Connectivity	45,000	6,017,850

FOOD, BEVERAGE & TOBACCO — 2.8%
Sysco	100,000	8,490,000

HEALTH CARE EQUIPMENT & SERVICES — 2.3%
Medtronic	73,000	6,753,960

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Centene *	79,000	7,344,630
Humana	18,500	8,917,000

		16,261,630

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive	115,000	9,055,100

INSURANCE — 4.5%
Chubb	42,000	7,922,880
Principal Financial Group	82,000	5,489,080

		13,411,960

INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Cl A *	82,000	9,538,240

INTERNET & DIRECT MARKETING RETAIL — 3.6%
Amazon.com *	80,000	10,796,000

IT SERVICES — 6.2%
Fiserv *	83,000	8,771,440
Mastercard, Cl A	27,000	9,552,330

		18,323,770

MULTI-UTILITIES — 3.5%
Sempra Energy	63,000	10,445,400

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.8%
ONEOK	140,000	$8,363,600

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Welltower	66,100	5,707,074

ROAD & RAIL — 5.5%
Uber Technologies *	290,000	6,800,500
Union Pacific	43,000	9,773,900

		16,574,400

SEMI-CONDUCTORS & INSTRUMENTS — 4.3%
Applied Materials	60,000	6,358,800
Marvell Technology	117,000	6,514,560

		12,873,360

SPECIALTY RETAIL — 2.1%
TJX	100,000	6,116,000

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Adidas ADR	88,000	7,580,320

TOTAL COMMON STOCK (Cost $221,506,715)		287,071,494

SHORT-TERM INVESTMENT — 3.2%

First American Treasury Obligation Fund 1.497% (A) (Cost $9,472,018)	9,472,018	9,472,018

TOTAL INVESTMENTS— 99.3% (Cost $230,978,733)		$296,543,512

Percentages are based on Net Assets of $298,608,115.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2022.

ADR — American Depository Receipt

Cl — Class

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-007-3000

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%

	Shares	Value

AUSTRALIA — 3.3%
Santos	3,227,000	$16,775,167

BELGIUM — 4.8%
KBC Group	245,000	12,832,310
UCB	148,000	11,564,490

		24,396,800

CANADA — 4.8%
Agnico Eagle Mines	215,000	9,242,850
Canadian National Railway	117,000	14,821,560

		24,064,410

FRANCE — 14.7%
Air Liquide	88,000	12,098,399
Airbus	121,000	13,046,371
Capgemini	72,000	13,733,002
LVMH Moet Hennessy Louis Vuitton	12,000	8,332,222
Pernod Ricard	69,000	13,554,612
Worldline *	301,000	13,285,528

		74,050,134

GERMANY — 16.1%
adidas	66,000	11,417,395
Bayer	186,000	10,849,380
Covestro	256,000	8,633,664
Deutsche Post	293,000	11,702,332
Merck KGaA	71,000	13,522,658
SAP	151,000	14,084,121
Siemens	99,000	11,042,816

		81,252,366

HONG KONG — 2.8%
AIA Group	1,389,000	13,954,797

JAPAN — 5.0%
Hitachi	256,000	12,960,782
Sony Group	147,000	12,469,709

		25,430,491

NETHERLANDS — 2.4%
ING Groep	1,250,000	12,142,241

SINGAPORE — 2.8%
DBS Group Holdings	606,000	13,827,920

SPAIN — 6.7%
Aena SME ADR *	782,000	9,759,360
Amadeus IT Group *	205,000	11,953,546
Iberdrola	1,142,000	12,194,771

		33,907,677

SWITZERLAND — 5.4%
Roche Holding	41,000	13,612,185
Zurich Insurance Group	31,000	13,532,380

		27,144,565

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing ADR	125,000	11,060,000

UNITED KINGDOM — 23.8%
BAE Systems	1,486,000	13,966,585
Barclays	6,914,000	13,244,265
Bunzl	354,000	13,285,907
Compass Group	593,000	13,897,869
Diageo	293,000	13,880,005
Entain *	941,000	13,846,918
Intertek Group	220,000	11,757,989
London Stock Exchange Group	149,000	14,541,362

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
SSE	548,000	$11,835,964

		120,256,864

UNITED STATES — 3.3%
Liberty Media -Liberty Formula One, Cl C *	248,000	16,806,960

TOTAL COMMON STOCK (Cost $497,365,158)		495,070,392

RIGHTS — 0.1%

Spain — 0.1%
Iberdrola, Expires * (A)	1,142,000	313,737

TOTAL RIGHTS (Cost $–)		313,737

SHORT-TERM INVESTMENT — 0.0%

First American Treasury Obligation Fund 1.497% (B) (Cost $220,796)	220,796	220,796

TOTAL INVESTMENTS — 98.2% (Cost $497,585,954)		$495,604,925

Percentages are based on Net Assets of $504,526,964.
*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	The rate reported is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$16,775,167	$—	$16,775,167
Belgium	—	24,396,800	—	24,396,800
Canada	24,064,410	—	—	24,064,410
France	—	74,050,134	—	74,050,134
Germany	—	81,252,366	—	81,252,366
Hong Kong	—	13,954,797	—	13,954,797
Japan	—	25,430,491	—	25,430,491
Netherlands	—	12,142,241	—	12,142,241
Singapore	—	13,827,920	—	13,827,920
Spain	9,759,360	24,148,317	—	33,907,677
Switzerland	—	27,144,565	—	27,144,565
Taiwan	11,060,000	—	—	11,060,000
United Kingdom	—	120,256,864	—	120,256,864
United States	16,806,960	—	—	16,806,960
Total Common Stock	61,690,730	433,379,662	—	495,070,392
Rights
Spain	313,737	—	—	313,737
Short-Term Investment
United States	220,796	—	—	220,796
Total Investments in Securities	$62,225,263	$433,379,662	$—	$495,604,925

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-008-3000

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value

AEROSPACE & DEFENSE — 3.9%
BWX Technologies	26,000	$1,473,680
Mercury Systems *	24,000	1,416,240

		2,889,920

AIR FREIGHT & LOGISTICS — 2.5%
Forward Air	17,700	1,857,261

AUTO COMPONENTS — 1.8%
Gentex	49,000	1,382,780

BANKS — 10.7%
Cathay General Bancorp	37,000	1,542,900
Prosperity Bancshares	20,700	1,533,663
Texas Capital Bancshares *	30,200	1,770,324
United Bankshares	40,300	1,561,222
United Community Banks	48,000	1,633,440

		8,041,549

BIOTECHNOLOGY — 2.5%
Exelixis *	88,075	1,842,529

BUILDING PRODUCTS — 2.7%
PGT Innovations *	91,000	1,992,900

CHEMICALS — 2.4%
Cabot	24,300	1,804,518

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Healthcare Services Group	103,000	1,477,020

DIVERSIFIED CONSUMER SERVICES — 2.1%
Frontdoor *	59,000	1,579,430

ELECTRIC UTILITIES — 2.7%
IDACORP	18,000	2,010,960

ELECTRICAL EQUIPMENT — 1.8%
GrafTech International	178,000	1,370,600

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.4%
Advanced Energy Industries	20,300	1,816,647

FOOD PRODUCTS — 1.5%
Hain Celestial Group *	50,800	1,155,700

HEALTH CARE EQUIPMENT & SERVICES — 3.9%
ICU Medical *	7,900	1,399,643
NuVasive *	29,700	1,559,844

		2,959,487

HEALTH CARE PROVIDERS & SERVICES — 7.9%
Addus HomeCare *	19,000	1,763,390
HealthEquity *	19,900	1,157,583
Innovage Holding *	261,000	1,161,450
US Physical Therapy	14,000	1,816,920

		5,899,343

HEALTH CARE TECHNOLOGY — 2.8%
HealthStream *	86,900	2,090,814

HOTELS, RESTAURANTS & LEISURE — 1.9%
Monarch Casino & Resort *	22,100	1,417,715

HOUSEHOLD DURABLES — 2.0%
MDC Holdings	41,000	1,486,250

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 9.0%
Axis Capital Holdings	25,000	$1,262,250
First American Financial	26,800	1,554,400
James River Group Holdings	58,000	1,378,080
Reinsurance Group of America, Cl A	11,800	1,366,204
RenaissanceRe Holdings	9,000	1,163,790

		6,724,724

IT SERVICES — 5.0%
Perficient *	15,000	1,582,800
WNS Holdings ADR *	24,300	2,107,053

		3,689,853

LEISURE PRODUCTS — 2.1%
Johnson Outdoors, Cl A	23,000	1,548,130

MACHINERY — 2.1%
Alamo Group	12,000	1,552,920

MULTI-UTILITIES — 1.9%
Avista	34,000	1,436,840

OIL, GAS & CONSUMABLE FUELS — 1.7%
Magnolia Oil & Gas, Cl A	52,000	1,254,760

PROFESSIONAL SERVICES — 4.5%
Insperity	18,500	2,030,190
ManpowerGroup	17,600	1,380,016

		3,410,206

REAL ESTATE INVESTMENT TRUSTS — 2.1%
NETSTREIT	77,200	1,582,600

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap	38,000	1,554,960

SEMI-CONDUCTORS & INSTRUMENTS — 4.2%
Diodes *	19,600	1,594,852
Rambus *	62,100	1,569,888

		3,164,740

SOFTWARE — 4.0%
Cerence *	55,800	1,571,886
Envestnet *	24,000	1,398,480

		2,970,366

TOTAL COMMON STOCK (Cost $66,642,118)		71,965,522

SHORT-TERM INVESTMENT — 3.9%

First American Treasury Obligation Fund 1.497% (A) (Cost $2,917,816)	2,917,816	2,917,816

TOTAL INVESTMENTS— 100.1% (Cost $69,559,934)		$74,883,338

Percentages are based on Net Assets of $74,821,507.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2022 (UNAUDITED)

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-009-3000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value

AUSTRALIA — 4.6%
Santos ADR	400,000	$2,072,000

FRANCE — 5.1%
Airbus ADR	85,000	2,283,950

GERMANY — 16.1%
Adidas ADR	20,000	1,722,800
Bayer ADR	115,000	1,669,800
Deutsche Post ADR	44,000	1,761,320
SAP ADR	22,000	2,050,620

		7,204,540

NETHERLANDS — 8.7%
ING Groep ADR	170,000	1,654,100
OCI	64,000	2,220,046

		3,874,146

UNITED KINGDOM — 10.0%
BAE Systems ADR	35,000	1,318,447
Barclays ADR	250,000	1,947,500
Entain ADR *	80,000	1,182,400

		4,448,347

UNITED STATES — 52.2%
Air Lease	60,000	2,226,600
Alphabet*	16,000	1,861,120
Applied Materials	12,000	1,271,760
Centene *	15,000	1,394,550
Corteva	22,000	1,266,100
Energy Transfer	200,000	2,262,000
Fiserv*	10,000	1,056,800
Goldman Sachs Group	4,000	1,333,560
Liberty Media -Liberty Formula One Cl, C *	35,000	2,371,950
Motorola Solutions	7,000	1,670,130
Raytheon Technologies	21,500	2,004,015
Rockwell Automation	6,000	1,531,680
Sysco	15,000	1,273,500
Uber Technologies *	75,000	1,758,750

		23,282,515

TOTAL COMMON STOCK
(Cost $40,782,928)		43,165,498

SHORT-TERM INVESTMENT — 3.2%

First American Treasury Obligation Fund 1.497% (A)
(Cost $1,410,141)	1,410,141	1,410,141

TOTAL INVESTMENTS — 99.9% (Cost $42,193,069)		$44,575,639

Percentages are based on Net Assets of $44,600,651.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2022.

Cl — Class

ADR — American Depositary Receipt

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-010-3000

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.1%

	Shares	Value

AEROSPACE & DEFENSE — 2.2%
Mercury Systems *	51,410	$3,033,704

AIR FREIGHT & LOGISTICS — 2.6%
Expeditors International of Washington	33,790	3,590,188

AUTO COMPONENTS — 2.4%
Gentex	115,940	3,271,827

BANKS — 4.9%
BOK Financial	38,950	3,428,768
East West Bancorp	48,320	3,468,410

		6,897,178

BIOTECHNOLOGY — 5.3%
Exelixis *	178,770	3,739,869
Incyte *	47,955	3,725,144

		7,465,013

BUILDING PRODUCTS — 5.1%
Builders FirstSource *	50,495	3,433,660
Masco	65,322	3,617,532

		7,051,192

CAPITAL MARKETS — 2.2%
Cboe Global Markets	25,000	3,084,500

ELECTRICAL EQUIPMENT — 4.5%
GrafTech International	280,960	2,163,392
Hubbell, Cl B	18,790	4,115,386

		6,278,778

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
IPG Photonics *	20,310	2,164,640

FOOD PRODUCT — 3.4%
Lamb Weston Holdings	59,995	4,779,202

GAS UTILITIES — 3.0%
Atmos Energy	34,210	4,152,752

HEALTH CARE PROVIDER & SERVICES — 4.6%
Amedisys *	23,395	2,803,891
Quest Diagnostics	26,460	3,613,642

		6,417,533

INSURANCE — 9.8%
American Financial Group	25,915	3,464,318
Arch Capital Group *	75,205	3,339,102
Fidelity National Financial	79,900	3,192,804
Reinsurance Group of America, Cl A	31,240	3,616,967

		13,613,191

IT SERVICES — 9.3%
Amdocs	45,445	3,956,442
Euronet Worldwide *	28,645	2,814,944
Maximus	43,325	2,896,276
WEX *	20,330	3,379,049

		13,046,711

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Charles River Laboratories International *	12,790	3,204,406

MACHINERY — 5.0%
Lincoln Electric Holdings	28,190	3,987,193
Toro	35,625	3,063,394

		7,050,587

OIL, GAS & CONSUMABLE FUELS — 2.1%
Magnolia Oil & Gas, Cl A	123,000	2,967,990

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

PROFESSIONAL SERVICES — 2.9%
Booz Allen Hamilton Holding, Cl A	42,480	$4,077,230

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Americold Realty Trust	115,500	3,782,625
National Retail Properties	76,215	3,628,596

		7,411,221

SOFTWARE — 2.7%
Dolby Laboratories, Cl A	48,405	3,746,547

SPECIALTY RETAIL — 1.9%
Burlington Stores *	18,965	2,676,531

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
VF	71,940	3,214,279

TRADING COMPANY & DISTRIBUTORS — 2.8%
Watsco	14,450	3,958,578

WATER UTILITIES — 2.9%
Essential Utilities	77,775	4,039,633

TOTAL COMMON STOCK (Cost $116,540,441)		127,193,411

SHORT-TERM INVESTMENT — 8.9%

First American Treasury Obligation Fund 1.497% (A)
(Cost $12,492,908)	12,492,908	12,492,908

TOTAL INVESTMENTS— 100.0%
(Cost $129,033,349)		$139,686,319

Percentages are based on Net Assets of $139,702,937.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2022.

Cl — Class

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-011-2300

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%

	Shares	Value

BELGIUM — 2.0%
bpost	124,000	$778,212

CANADA — 2.6%
CCL Industries, Cl B	20,000	1,004,724

FINLAND — 2.2%
Enento Group	36,000	866,570

FRANCE — 14.6%
Eurazeo	16,569	1,183,477
Euroapi *	58,000	978,453
Euronext	13,924	1,134,504
Remy Cointreau	4,800	948,271
Virbac	2,000	738,709
Wendel	7,000	644,275

		5,627,689

GERMANY — 13.0%
Brenntag	13,101	920,277
flatexDEGIRO *	59,000	600,100
Gerresheimer	13,648	819,770
Scout24	19,614	1,121,299
Stabilus	15,209	857,146
TeamViewer *	65,000	676,756

		4,995,348

GREECE — 2.3%
Motor Oil Hellas Corinth Refineries	52,000	901,329

INDIA — 3.2%
WNS Holdings ADR *	14,000	1,213,940

ITALY — 2.2%
Buzzi Unicem	47,327	865,281

JAPAN — 8.2%
Daito Trust Construction	10,000	948,026
Kakaku.com	44,500	871,606
PeptiDream *	64,000	801,414
Ryohin Keikaku	54,700	542,940

		3,163,986

LUXEMBOURG — 2.7%
L’Occitane International	304,600	1,039,102

MEXICO — 2.1%
Coca-Cola Femsa ADR	13,243	797,626

NETHERLANDS — 5.2%
Aalberts	20,000	857,115
OCI	33,000	1,145,645

		2,002,760

NORWAY — 4.9%
Bakkafrost P	16,000	1,115,452
Schibsted, Cl A	41,269	775,671

		1,891,123

SPAIN — 1.7%
Almirall	65,942	636,663

SWEDEN — 4.0%
Cloetta	388,000	776,604
Granges	81,000	751,053

		1,527,657

SWITZERLAND — 2.1%
Softwareone Holding	59,000	803,033

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 22.4%
B&M European Value Retail	177,000	$916,483
Biffa	170,862	757,639
Britvic	77,225	811,400
Burford Capital	80,002	852,821
Diploma	29,000	973,896
Greggs	29,356	731,909
Moonpig Group *	352,000	896,826
RS GROUP	88,591	1,118,437
Tate & Lyle	99,752	977,211
Virgin Money UK	330,000	575,575

		8,612,197

TOTAL COMMON STOCK
(Cost $36,729,575)		36,727,240

SHORT-TERM INVESTMENT — 4.4%

First American Treasury Obligation Fund 1.497% (A)
(Cost $1,680,475)	1,680,475	1,680,475

TOTAL INVESTMENTS — 99.8%
(Cost $38,410,050)		$38,407,715

Percentages are based on Net Assets of $38,480,862.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2022.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$778,212	$—	$778,212
Canada	1,004,724	—	—	1,004,724
Finland	—	866,570	—	866,570
France	978,453	4,649,236	—	5,627,689
Germany	—	4,995,348	—	4,995,348
Greece	—	901,329	—	901,329
India	1,213,940	—	—	1,213,940
Italy	—	865,281	—	865,281
Japan	—	3,163,986	—	3,163,986
Luxembourg	—	1,039,102	—	1,039,102
Mexico	797,626	—	—	797,626
Netherlands	—	2,002,760	—	2,002,760
Norway	—	1,891,123	—	1,891,123
Spain	—	636,663	—	636,663
Sweden	—	1,527,657	—	1,527,657
Switzerland	—	803,033	—	803,033
United Kingdom	852,821	7,759,376	—	8,612,197

Total Common Stock	4,847,564	31,879,676	—	36,727,240

Short-Term Investment
United States	1,680,475	—	—	1,680,475

Total Investments in Securities	$6,528,039	$31,879,676	$—	$38,407,715

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-013-1600

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